Share-based compensation - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) performanceFactor shares	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for future grants of stock options and share appreciation rights (in shares) | shares	3,852,797
Liabilities from share-based payment transactions	$ 70,569	$ 68,634
SARs and TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Vesting rate	33.33%
Fair value of share-based payment transactions	$ 23,000
Liabilities from share-based payment transactions	22,100
Intrinsic value of liabilities from share-based payment transactions	$ 900
Weighted average remaining vesting period	1 year 4 months 24 days
Expense (recovery) from share-based payment transactions with employees	$ 1,800	(13,500)
Recovery from share-based payment transactions with employees, effect of change in share price	$ 3,700	20,500
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	3 years
Number of performance factors | performanceFactor	2
Performance Share Units (PSU) New Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	0.00%
Performance Share Units (PSU) New Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	200.00%
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share-based payment transactions	$ 55,700
Liabilities from share-based payment transactions	48,300
Intrinsic value of liabilities from share-based payment transactions	$ 7,400
Weighted average remaining vesting period	1 year 7 months 6 days
Expense (recovery) from share-based payment transactions with employees	$ 13,500	12,200
Recovery from share-based payment transactions with employees, effect of change in share price	$ 3,400	2,300
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Vesting rate	33.33%
Expense (recovery) from share-based payment transactions with employees	$ 100	$ 100
Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	3 years
Number of performance factors | performanceFactor	2
Return on capital employed average period	3 years
Performance shares | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	0.00%
Performance shares | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	200.00%